Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurements
Schedule of liabilities measured at fair value on a recurring basis
	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2016
	$	$	$	$

Warrant liabilities	-		1,344	1,344
Liabilities			1,344	1,344

Schedule of no assets and liabilities measured at fair value on a recurring basis

Warrant liabilities
$

Fair value at January 1, 2016	-
Increase in liability	1,332
Changes in the fair value	12
Fair value at December 31, 2016	1,344
Changes in the fair value	200
Fair value at August 18, 2017	1,544
Transfer to permanent equity	(1,544)
Fair value at December 31, 2017	-